Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,300,000	$ 3,630,000
Share-based compensation	3,245,000	2,540,000
Research credits	63,000	63,000
Other, net	40,000	40,000
Less: Valuation allowance	(7,648,000)	(6,273,000)
Net deferred income tax assets (liabilities)